Related Party Balances Parent Company Only (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amount due from related parties current
Amount due from related parties current	$ 17,561	¥ 114,256	¥ 182,615
Amount due to related parties current	8,557	55,675	121,928
Seller of iJoy
Amount due from related parties current
Amount due from related parties current	4,017	26,137	27,748
Amount due to related parties current	6,005	39,068	38,131
Seller of Aipu Group
Amount due from related parties current
Amount due from related parties current			98,500
Amount due to related parties current			30,000
Parent Company
Amount due from subsidiaries current
Amount due from subsidiaries current	658,707	4,285,743	3,208,620
Amount due from related parties current
Amount due from related parties current	4,017	26,137	97,748
Amount due to subsidiaries current	2,707	17,613	9,732
Amount due to related parties current	6,005	39,068	68,131
Parent Company | 21Vianet Hong Kong Entities
Amount due from subsidiaries current
Amount due from subsidiaries current	636,809	4,143,269	3,037,249
Parent Company | Hong Kong Fastweb Holdings Co., Limited ("Fastweb HK")
Amount due from subsidiaries current
Amount due from subsidiaries current	9,473	61,637	60,574
Parent Company | 21Vianet Mobile Limited ("21V Mobile")
Amount due from subsidiaries current
Amount due from subsidiaries current	7,754	50,453	72,361
Parent Company | Venture
Amount due from subsidiaries current
Amount due from subsidiaries current	3,927	25,549	27,124
Parent Company | WiFire Open Network Group Ltd
Amount due from subsidiaries current
Amount due from subsidiaries current	641	4,170
Parent Company | WiFire Group Inc. ("WiFire Group")
Amount due from subsidiaries current
Amount due from subsidiaries current	100	653	4,301
Parent Company | 21ViaNet@Xian Holding Limited ("21V Xi'an Holding")
Amount due from subsidiaries current
Amount due from subsidiaries current			7,011
Parent Company | Other Subsidiaries
Amount due from subsidiaries current
Amount due from subsidiaries current	3	12
Amount due from related parties current
Amount due to subsidiaries current	3	18	19
Parent Company | Seller of iJoy
Amount due from related parties current
Amount due from related parties current	4,017	26,137	27,748
Amount due to related parties current	6,005	39,068	38,131
Parent Company | Seller of Aipu Group
Amount due from related parties current
Amount due from related parties current			70,000
Amount due to related parties current			30,000
Parent Company | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Amount due from related parties current
Amount due to subsidiaries current	$ 2,704	¥ 17,595	¥ 9,713